ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Impairment of Long-lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Equipment under capital leases, net of accumulated depreciation	$ 688	$ 603
Equipment under capital leases, accumulated depreciation	301	$ 205
Future minimum payments of capital leases:
2017	301
2018	293
2019	94
2021
Total minimum capital lease payments	$ 688